Other Current Liabilities and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities and Accrued Expenses [Abstract]
Schedule of Other Current Liabilities and Accrued Expenses
	December 31,
	2023	2022

Royalties - IIA payable	$1,180	$1,113
Accrued commissions	1,740	2,454
Accrued expenses	6,620	3,262
	$9,540	$6,829